Subsequent Events	12 Months Ended
Dec. 31, 2025
Disney Savings and Investment Plan
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsThe Plan Administrator has evaluated subsequent events through June 25, 2026, the date the financial statements were issued, and made any necessary adjustments and disclosures, as applicable.